RESTRICTED CASH - Additional information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
RESTRICTED CASH
Restricted cash	¥ 141,292	$ 19,357	¥ 18,922	¥ 26,510
Deposit required for issuing bank acceptance bills	62,108		18,922
Capital deposit	770		0
Foreign exchange deposits	¥ 78,414		¥ 0